Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 35	$ 54	$ 88
Derivative instruments in a liability position	6,560	5,736
Derivative instruments in a liability position, collateral posted	5,967	$ 5,660
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 0